SHARE-BASED PAYMENT (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands								12 Months Ended
	Jun. 29, 2015 $ / shares shares	Mar. 19, 2015 USD ($) $ / shares	Jun. 19, 2014 $ / shares shares	Oct. 22, 2013 $ / shares shares	Jun. 08, 2012 USD ($) Employees $ / shares shares	Apr. 08, 2011 $ / shares shares	Mar. 28, 2011	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of issued and outstanding ordinary shares authorized for issuance under plan							12.00%
Maximum term for issued share options							10 years
Share options exercised								5,274,480	5,274,480	22,742,660	22,742,660
Number of vested and non vested options					13,740,000
Number of employees granted | Employees					88
Exercise price of options previously granted | $ / shares					$ 0.4
Exercise price of options granted | $ / shares					$ 0.2
Incremental compensation cost | $					$ 670
Incremental compensation cost recognized during year | $					178
Incremental compensation cost of unvested options | $					2,036
Share-based compensation cost for unvested option								$ 20,581						¥ 133,322
Equity awards granted to employees recognition period								2 years 4 months 24 days	2 years 4 months 24 days
After modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options | $		$ 15,390			3,460
Before modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options | $		$ 4,193			2,790
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period						13,864,000		200,000	200,000
Exercise price of share | $ / shares			$ 3.232			$ 0.40		$ 2.55
Number of shares options vested								37,675,960						37,675,960
Intrinsic value of options exercised								$ 7,661	¥ 49,625		¥ 90,196
Share options exercised								5,274,480	5,274,480
Number of vested and non vested options								38,058,640		43,139,120	43,139,120			38,058,640
Fair value of options								$ 9,756	¥ 63,200	$ 3,537	¥ 21,946	$ 1,893	¥ 11,457
Weighted-average grant-date fair value per share granted | $ / shares								$ 1.07		$ 1.35
Employees and Directors [Member] | First anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested						5,506,600
Employees and Directors [Member] | Second anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested						5,225,800
Employees and Directors [Member] | Third anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested						1,565,800
Employees and Directors [Member] | Fourth anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested						1,565,800
Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period	200,000		2,000,000			5,003,980
Exercise price of share | $ / shares	$ 1.00					$ 0.40
Directors [Member] | First anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested	66,670
Directors [Member] | Second anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested	66,670
Directors [Member] | Third anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested	66,660
Directors [Member] | November 22, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested			666,690
Directors [Member] | November 22, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested			666,690
Directors [Member] | November 22, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested			666,620
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period						12,600,000
Exercise price of share | $ / shares						$ 0.40
Share options exercised
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period			32,561,800	2,660,000
Exercise price of share | $ / shares				$ 0.40
Exercise price of options previously granted | $ / shares		$ 3.232
Exercise price of options granted | $ / shares		$ 1.00
Incremental compensation cost | $		$ 11,197
Incremental compensation cost recognized during year | $		213
Incremental compensation cost of unvested options | $		39,616
Employees [Member] | First anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested			5,437,820	1,620,000
Employees [Member] | Second anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested			10,843,080	220,000
Employees [Member] | Third anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested			16,280,900	220,000
Employees [Member] | 180 days [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested				600,000
Compensation cost measured [Member] | After modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options | $		28,632			1,544
Total compensation cost | $		$ 39,829			$ 2,214
ADS [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares			$ 32.32
ADS [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options previously granted | $ / shares		$ 32.32
Exercise price of options granted | $ / shares		$ 10.00